Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Evolv Technologies Holdings Inc [Member]
Convertible Preferred Stock

9. Convertible Preferred Stock

The Company has issued Series A convertible preferred stock (“Series A Preferred Stock”), Series A‑1 convertible preferred stock (“Series A‑1 Preferred Stock”), Series B convertible preferred stock (“Series B Preferred Stock”), and Series B‑1 convertible preferred stock (“Series B‑1 Preferred Stock”), collectively referred to as the “Preferred Stock”.

In February and March 2020, the Company issued and sold an additional 8,486,175 shares of Series B‑1 Preferred Stock at a price of $0.3653 per share for aggregate proceeds of $3.1 million, excluding issuance costs of $0.1 million. As of each balance sheet date, the Preferred Stock consisted of the following (in thousands, except share amounts):

	March 31, 2021 and December 31, 2020
		Preferred Stock			Common Stock
	Preferred Stock	Issued and		Liquidation	Issuable Upon
	Authorized	Outstanding	Carrying Value	Preference	Conversion
Series A-1 Preferred Stock	67,156,152	64,469,906	$18,394	$18,000	64,469,906
Series A Preferred Stock	9,233,677	9,233,677	11,321	11,819	18,481,789
Series B-1 Preferred Stock	90,328,396	90,328,396	31,953	32,997	90,328,396
Series B Preferred Stock	40,671,814	40,671,814	14,209	14,284	40,671,814
	207,390,039	204,703,793	$75,877	$77,100	213,951,905

The holders of the Preferred Stock have the following rights and preferences:

Voting Rights

The holders of the Preferred Stock are entitled to vote, together with the holders of common stock voting as a single class, on all matters submitted to the stockholders for a vote. Each holder of Preferred Stock is entitled to the number of votes equal to the number of shares of common stock into which each share of Preferred Stock is convertible as of the record date for determining stockholders entitled to vote on such matters.

Conversion

Each share of Series A‑1 Preferred, Series B Preferred, and Series B‑1 Preferred is convertible into one share of common stock at the option of the stockholder at any time after issuance. As a result of the Series A‑1 Preferred Stock being issued at a lower price per share than the Series A Preferred Stock, the Series A Preferred Stock is convertible into 2.0016 shares of common stock at the option of the stockholder.

The terms of the Preferred Stock also provide for further adjustment to the conversion price in the event of a future issuance of shares by the Company that would dilute the ownership of the Preferred Stockholders. There is no impact of this beneficial conversion feature reflected in the consolidated financial statements As of March 31, 2021 and December 31, 2020 as the conversion price of the Preferred Stock exceeded the fair value of the common stock on the original issuance dates of the Preferred Stock.

Conversion of the Preferred Stock is at the option of the holder but is mandatory at the earlier of the closing of a sale of shares of the Company’s common stock to the public with gross proceeds of at least $50 million and listed on an exchange, or an agreement by each of the holders of at least a majority by the holders of the outstanding shares of Preferred Stock to convert their shares.

Dividends

The Company shall not declare, pay or set aside any dividends on shares of any class or series of capital stock unless dividends are declared, paid or set aside on all classes and series of capital stock of the Company then outstanding. For any dividend to common stockholders, holders of Preferred Stock will receive an amount equal to the dividend based on the number of shares that would be outstanding if all then outstanding shares of Preferred Stock had converted into common stock.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or upon the occurrence of a Liquidation Event, as defined in the Restated Certificate of Incorporation, the holders of shares of Series B‑1 Preferred Stock then outstanding will be entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment is made to the holders of Series B Preferred Stock, Series A‑1 Preferred Stock, Series A Preferred Stock or Common Stock, an amount per share equal to the greater of (i) the Series B‑1 Original Issue Price of $0.3653, plus any dividends declared but unpaid thereon, or (ii) the amount per share that would have been payable had all then outstanding shares of Series B‑1 Preferred Stock been converted into Common Stock immediately prior to such liquidation, dissolution, winding up or Liquidation Event. After the holders of Series B‑1 Preferred Stock have received the foregoing amount, the holders of Series B Preferred Stock are entitled to receive in preference to remaining stockholders, to the extent available, an amount per share equal to the greater of (i) the Series B original issue price of $0.3512 per share plus any dividends declared but unpaid thereon or (ii) such amount as would have been payable had all then outstanding shares of Series B Preferred Stock been converted into common stock prior to such event. After the holders of Series B Preferred Stock have received the foregoing amount, the holders of Series A‑1 Preferred Stock are entitled to receive in preference to other stockholders, to the extent available, an amount per share equal to the greater of (i) the Series A‑1 original issue price of $0.2792 per share plus any dividends declared but unpaid thereon or (ii) such amount as would have been payable had all then outstanding shares of Series A‑1 Preferred Stock been converted into common stock prior to such event. After the holders of Series A‑1 Preferred Stock have received the foregoing amount, the holders of Series A Preferred Stock are entitled to receive in preference to remaining stockholders, to the extent available, an amount per share equal to the greater of (i) the Series A original issue price of $1.28 per share plus any dividends declared but unpaid thereon or (ii) such amount as would have been payable had all then outstanding shares of Series A Preferred Stock been converted into common stock prior to such event.

If upon such liquidation, dissolution, winding up or Liquidation Event, the assets of the Company available for distribution to its stockholders are insufficient to pay the holders of shares of Series B‑1 Preferred Stock the full amount to which they are entitled, the holders of Series B‑1 Preferred Stock will share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable to them had they been paid in full. After payments have been made in full to the holders of Series A‑1 and Series A Preferred, then to the extent available, holders of common stock will receive the remaining amounts available for distribution ratably in proportion to the number of common shares held by them.

Redemption

The Preferred Stock is not redeemable at the option of the holder other than pursuant to the terms and conditions of a separate contractual agreement between the Company and a certain holder of Preferred Stock that allows the redemption at fair value of all then outstanding shares of the holder’s Preferred Stock upon certain contingent events within the Company’s control. However, upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company, holders of the Preferred Stock may cause redemption of the Preferred Stock, with such redemption in an amount equal to the liquidation preference. The Company classifies its Preferred Stock outside of stockholders’ deficit as certain change in control events are outside the Company’s control. As there is no certain redemption date and the redemption feature could only be triggered in the event of a liquidation, sale, or transfer of control of the Company or similar event, the Company has concluded that it is not probable that the Preferred Stock will become redeemable and as such does not accrete the Preferred Stock to its redemption value.

8.     Convertible Preferred Stock

The Company has issued Series A convertible preferred stock (“Series A Preferred Stock”), Series A‑1 convertible preferred stock (“Series A‑1 Preferred Stock”), Series B convertible preferred stock (“Series B Preferred Stock”), and Series B‑1 convertible preferred stock (“Series B‑1 Preferred Stock”), collectively referred to as the “Preferred Stock”.

In October 2019, the Company issued and sold 50,632,353 shares of Series B‑1 Preferred Stock at a purchase price of $0.3653 per share in the initial closing for aggregate proceeds of $18.5 million, excluding issuance costs of $0.9 million. Concurrent with the initial closing, the Company issued 18,056,296 shares of Series B‑1 Preferred Stock at a conversion price of $0.3105 per share in settlement of principal and accrued interest of $5.6 million related to the 2019 Convertible Notes (see Note 7). In December 2019, the Company issued and sold an additional 13,153,572 shares of Series B‑1 Preferred Stock at a price of $0.3653 per share for aggregate proceeds of $4.8 million, excluding issuance costs of $0.0 million. In February and March 2020, the Company issued and sold an additional 8,486,175 shares of Series B‑1 Preferred Stock at a price of $0.3653 per share for aggregate proceeds of $3.1 million, excluding issuance costs of $0.1 million. As of each balance sheet date, the Preferred Stock consisted of the following (in thousands, except share amounts):

	December 31, 2020
		Preferred Stock			Common Stock
	Preferred Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series A-1 Preferred Stock	67,156,152	64,469,906	$17,910	$18,000	64,469,906
Series A Preferred Stock	9,233,677	9,233,677	11,321	11,819	18,481,789
Series B-1 Preferred Stock	90,328,396	90,328,396	31,953	32,997	90,328,396
Series B Preferred Stock	40,671,814	40,671,814	14,209	14,284	40,671,814
	207,390,039	204,703,793	$75,393	$77,100	213,951,905

	December 31, 2019
		Preferred Stock			Common Stock
	Preferred Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series A-1 Preferred Stock	67,156,152	64,469,906	$17,910	$18,000	64,469,906
Series A Preferred Stock	9,233,677	9,233,677	11,321	11,819	18,481,789
Series B-1 Preferred Stock	84,836,497	81,842,221	28,959	29,897	81,842,221
Series B Preferred Stock	40,671,814	40,671,814	14,209	14,284	40,671,814
	201,898,140	196,217,618	$72,399	$74,000	205,465,730

The holders of the Preferred Stock have the following rights and preferences:

Voting Rights

The holders of the Preferred Stock are entitled to vote, together with the holders of common stock voting as a single class, on all matters submitted to the stockholders for a vote. Each holder of Preferred Stock is entitled to the number of votes equal to the number of shares of common stock into which each share of Preferred Stock is convertible as of the record date for determining stockholders entitled to vote on such matter.

Conversion

Each share of Series A‑1 Preferred, Series B Preferred, and Series B‑1 Preferred is convertible into one share of common stock at the option of the stockholder at any time after issuance. As a result of the Series A‑1 Preferred Stock being issued at a lower price per share than the Series A Preferred Stock, the Series A Preferred Stock is convertible into 2.0016 shares of common stock at the option of the stockholder.

The terms of the Preferred Stock also provide for further adjustment to the conversion price in the event of a future issuance of shares by the Company that would dilute the ownership of the Preferred Stockholders. There is no impact of this beneficial conversion feature reflected in the consolidated financial statements as of December 31, 2020 and 2019 as the conversion price of the Preferred Stock exceeded the fair value of the common stock on the original issuance dates of the Preferred Stock.

Conversion of the Preferred Stock is at the option of the holder but is mandatory at the earlier of the closing of a sale of shares of the Company’s common stock to the public with gross proceeds of at least $50 million and listed on an exchange, or an agreement by each of the holders of at least a majority by the holders of the outstanding shares of Preferred Stock to convert their shares.

Dividends

The Company shall not declare, pay or set aside any dividends on shares of any class or series of capital stock unless dividends are declared, paid or set aside on all classes and series of capital stock of the Company then outstanding. For any dividend to common stockholders, holders of Preferred Stock will receive an amount equal to the dividend based on the number of shares that would be outstanding if all then outstanding shares of Preferred Stock had converted into common stock.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or upon the occurrence of a Liquidation Event, as defined in the Restated Certificate of Incorporation, the holders of shares of Series B‑1 Preferred Stock then outstanding will be entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment is made to the holders of Series B Preferred Stock, Series A‑1 Preferred Stock, Series A Preferred Stock or Common Stock, an amount per share equal to the greater of (i) the Series B‑1 Original Issue Price of $0.3653, plus any dividends declared but unpaid thereon, or (ii) the amount per share that would have been payable had all then-outstanding shares of Series B‑1 Preferred Stock been converted into Common Stock immediately prior to such liquidation, dissolution, winding up or Liquidation Event. After the holders of Series B‑1 Preferred Stock have received the foregoing amount, the holders of Series B Preferred Stock are entitled to receive in preference to remaining stockholders, to the extent available, an amount per share equal to the greater of (i) the Series B original issue price of $0.3512 per share plus any dividends declared but unpaid thereon or (ii) such amount as would have been payable had all then-outstanding shares of Series B Preferred Stock been converted into common stock prior to such event. After the holders of Series B Preferred Stock have received the foregoing amount, the holders of Series A‑1 Preferred Stock are entitled to receive in preference to other stockholders, to the extent available, an amount per share equal to the greater of (i) the Series A‑1 original issue price of $0.2792 per share plus any dividends declared but unpaid thereon or (ii) such amount as would have been payable had all then-outstanding shares of Series A‑1 Preferred Stock been converted into common stock prior to such event. After the holders of Series A‑1 Preferred Stock have received the foregoing amount, the holders of Series A Preferred Stock are entitled to receive in preference to remaining stockholders, to the extent available, an amount per share equal to the greater of (i) the Series A original issue price of $1.28 per share plus any dividends declared but unpaid thereon or (ii) such amount as would have been payable had all then-outstanding shares of Series A Preferred Stock been converted into common stock prior to such event.

If upon such liquidation, dissolution, winding up or Liquidation Event, the assets of the Company available for distribution to its stockholders are insufficient to pay the holders of shares of Series B‑1 Preferred Stock the full amount to which they are entitled, the holders of Series B‑1 Preferred Stock will share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable to them had they been paid in full. After payments have been made in full to the holders of Series A‑1 and Series A Preferred, then to the extent available, holders of common stock will receive the remaining amounts available for distribution ratably in proportion to the number of common shares held by them.

Redemption

The Preferred Stock is not redeemable at the option of the holder other than pursuant to the terms and conditions of a separate contractual agreement between the Company and a certain holder of Preferred Stock that allows the redemption at fair value of all then outstanding shares of the holder’s Preferred Stock upon certain contingent events within the Company’s control. However, upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company, holders of the Preferred Stock may cause redemption of the Preferred Stock, with such redemption in an amount equal to the liquidation preference. The Company classifies its Preferred Stock outside of stockholders’ deficit as certain change in control events are outside the Company’s control. As there is no certain redemption date and the redemption feature could only be triggered in the event of a liquidation, sale, or transfer of control of the Company or similar event, the Company has concluded that it is not probable that the Preferred Stock will become redeemable and as such does not accrete the Preferred Stock to its redemption value.